Subsequent Events (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
 NOTE 15 - SUBSEQUENT EVENTS

The Company has evaluated subsequent events and determined that no additional events have occurred which would require an adjustment to or additional disclosure in the consolidated financial statements.

NOTE 15 – SUBSEQUENT EVENTS

On January 23, 2020, the Company filed a Form S-3 with the SEC to register an additional 1.5 million shares under the DRIP.

On February 14, 2020, the Board of Directors suspended the share redemption program with exceptions for redemptions sought upon a stockholder’s death, qualifying disability or confinement to a long-term care facility. The suspension took effect on March 20, 2020.

On March 11, 2020, the World Health Organization declared the outbreak of a coronavirus (COVID-19) a pandemic. The resulting restrictions on travel and quarantines imposed have had a negative impact on the U.S. economy and business activity globally, the full impact of which is not yet known and may result in an adverse impact to the Company’s investments and operating results.

The Company has evaluated subsequent events and determined that no events have occurred, other than those disclosed above, which would require an adjustment to or disclosure in the consolidated financial statements.